Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
Note 2.	Business Combinations
(dollar amounts in thousands, except share and per share data)
Acquisition of Charter Bank
Effective October 1, 2019, the Company completed its acquisition of Charter Bank (“Charter”) in a transaction valued at approximately $19,668. The Company issued 666,101 shares of common stock and paid approximately $6,110 to Charter stockholders for 100% voting equity interest in Charter. On October 1, 2019, Charter operated 4 banking locations on the Mississippi Gulf Coast.
The Company recorded approximately $10,719 in intangible assets which consist of goodwill of $9,953 and a core deposit intangible of $766. Goodwill resulted from a combination of revenue enhancements from expansion in existing markets and efficiencies resulting from operational synergies. The fair value of the core deposit intangible is being amortized on a straight-line basis over the estimated useful life, currently expected to be 7 years.
The Company recorded approximately $558 in expenses related to the merger in 2019. Merger expenses were expensed as incurred and are included in other expense in the consolidated statements of income.

The following table summarizes the allocation of purchase price to assets and liabilities acquired in connection with the Company’s acquisition of Charter based on their fair values on October 1, 2019.

Purchase Price:
Shares issued to common shareholders	666,101
Purchase price per share	$20.35

Value of stock paid		$13,555
Cash consideration paid		6,110
Cash paid for fractional shares		3

Total Purchase Price		$19,668
Net Assets Acquired:
Stockholders’ equity at transaction date	$11,383
Increase (decrease) to net assets as a result of fair value adjustments to assets acquired and liabilities assumed:
Securities	(237)
Loans, including loans held for sale	(347)
Premises and equipment	(1,252)
Intangible assets	575
Other assets	(272)
Deposits	(135)

Total Net Assets Acquired		9,715

Goodwill resulting from merger		$9,953

The following table summarizes the fair value on October 1, 2019 of assets acquired and liabilities assumed at acquisition date in connection with the merger with Charter.

Cash and cash equivalents	$7,343
Investment securities available for sale	26,607
Loans	103,665
Premises and equipment	4,813
Intangible assets	10,719
Other assets	3,957

Total assets	157,104

Deposits	126,316
Borrowings	8,969
Other liabilities	2,151

Total liabilities	$137,436